Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Information [Abstract]
Schedule of Reportable Segment

The following table presents information about the Company’s reportable segment for the years ended December 31, 2025 and 2024:

	For the Year Ended December 31,
	2025	2024
	NIS
Revenues	-	55,845
Cost of revenues	-	-
Gross profit	-	55,845
Management fees credited to related party	(420,000)	(420,000)
Selling, administrative and general expenses	(269,024)	(319,681)
Operating Loss	(689,024)	(683,836)
Financial expenses, net	(162,864)	(94,380)
Loss for the year after financing expenses	(851,888)	(778,216)
Other income (expenses)	(80,000)	20,000
Net Loss	(931,888)	(758,216)